Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Major Classes of Premises and Equipment and the Total Accumulated Depreciation

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2015 and 2014 are listed below:

	2015	2014
	(dollars in thousands)
Land	$3,302	$3,302
Building and improvements	12,808	12,701
Furniture and equipment	8,901	8,439

Total fixed assets	25,011	24,442
Less accumulated depreciation	10,345	9,584

Net fixed assets	$14,666	$14,858